CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 7,480,420	S/ 10,919,624
US Dollars [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	[1]	6,962,421	10,621,045
Other [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	[2]	456,145	294,558
Soles [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		44,166	4,021
Short sales [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 17,688	S/ 0

[1]	At December 31, 2017, the balance mainly comprises cash collateral for approximately US$2,061.5 million (equivalent to S/6,681.2 million) delivered to BCRP to secure a borrowing in soles of approximately S/6,578.8 million obtained from the same entity (US$3,127.1 million, equivalent to S/10,494.7 million, and S/10,008.7 million, respectively at December 31, 2016). Cash collateral bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and security lending” of the consolidated statement of financial position, see paragraph (c) below.
[2]	Credicorp, mainly through its subsidiaries Credicorp Capital Colombia and Inversiones IMT, provides financing to its customers through reverse repurchase agreements and security borrowings, in which a financial instrument serves as collateral. Details of said transactions are as follows: